Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Granting Practices

Our board of directors or compensation committee, as applicable, does not grant equity awards on a predetermined schedule. Our grant committee, which consists of certain members of management and which has been delegated prescribed authority to grant equity awards to certain non-executive officer service providers, approves equity awards in advance, and such awards generally become effective on the first trading day of the following month. Awards to our non-employee directors are granted automatically pursuant to our outside director compensation policy. We have not granted, nor do we intend to grant, stock options in anticipation of the release of material, nonpublic information, and we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of stock options. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.

Award Timing Method

Our board of directors or compensation committee, as applicable, does not grant equity awards on a predetermined schedule. Our grant committee, which consists of certain members of management and which has been delegated prescribed authority to grant equity awards to certain non-executive officer service providers, approves equity awards in advance, and such awards generally become effective on the first trading day of the following month. Awards to our non-employee directors are granted automatically pursuant to our outside director compensation policy.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted, nor do we intend to grant, stock options in anticipation of the release of material, nonpublic information, and we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of stock options. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.